Accrued maintenance liability (Tables)	6 Months Ended
Jun. 30, 2024
Accrued Maintenance Liability [Abstract]
Schedule of movements in accrued maintenance liability
Movements in accrued maintenance liability during the six months ended June 30, 2024 and 2023 were as follows:

	Six Months Ended June 30,
	2024	2023
Accrued maintenance liability at beginning of period	$2,863,730	$2,503,202
Maintenance payments received	442,130	378,292
Maintenance payments returned	(178,364)	(109,522)
Release to income upon sale	(2,766)	(66,418)
Release to income other than upon sale	(112,413)	(145,006)
Lessor contribution, top-ups and other	(33,048)	6,559
Accrued maintenance liability at end of period	$2,979,269	$2,567,107